Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes
Note 20 - Income taxes

	Year ended December 31,
	2018	2017	2016

Income tax expenses– Hong Kong	(146)	-	-
Deferred income tax benefit	$457	$350	$315

	311	350	$315

Income is subject to tax in the various countries in which the Company operates.

The Company is a tax-exempted company incorporated in the Cayman Islands.

SGO is incorporated in the State of Delaware that is subject to U.S. corporate income tax on its taxable income at a rate of up to 21% for taxable years beginning after December 31, 2017 and U.S. corporate income tax on its taxable income of up to
35
% for prior tax years.

No provision for income taxes in the United States has been made as SGO had no taxable income for the years ended December 31, 2018, 2017 and 2016.

The Company mainly conducts its operating business through its subsidiaries in China, including Hong Kong.

The subsidiaries incorporated
in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended December 31, 2018, 2017 and 2016.

The subsidiaries incorporated in mainland China are governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws), and are subject to
25
% tax rate throughout the periods presented.

The Income Tax Laws also impose a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of earnings generated after January 1, 2008. Under the Income Tax Laws, the distribution of earnings generated prior to January 1, 2008 is exempt from the withholding tax. As our subsidiaries in the PRC will not be distributing earnings to the Company for the years ended December 31, 2018, 2017 and 2016, no deferred tax liabilities have been recognized for the undistributed earnings of these PRC subsidiaries at December 31, 2018, 2017 and 2016. Total undistributed earnings of the Company’s PRC subsidiaries at December 31, 2018 were nil (December 31, 2017: nil).

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31,
	2018	2017	2016
U.S. Statutory rates	21.0%	34.0%	34.0%
Foreign income not recognized in USA	(21.0)	(34.0)	(34.0)
China income taxes	25.0	25.0	25.0
Impact of tax rate in other jurisdiction	(7.5)	(6.4)	(1.6)
Provisional re-measurement of deferred taxes	-	(0.9)	-
Tax effect of non-deductible expenses	(12.3)	(10.1)	-
Valuation allowance	(2.2)	(1.3)	(2.9)
Under provision in respect of prior years	(0.3)
Other (a)	(0.5)	(2.5)	(14.6)
Effective income taxes	2.2%	3.8%	5.9%

Notes:

(a)
There were no other material items affecting the effective income tax for the years ended December 31, 2018, 2017 and 2016 except for (i) losses incurred by SGOCO of approximately $
0.3
million, $
0.9
million and $
3.1
million, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017
Deferred income tax assets:
Net operating loss carry-forward	$1,573	$1,422
Allowance on guarantee	161	-
Less: Valuation allowance	(1,573)	(1,422)
	$161	$-

Deferred tax liabilities
Proprietary technology of BOCA	$5,645	$5,972
Backlog	-	-
Virtual reality technologies	-	-
Leasehold land and buildings	6,341	7
	$11,986	$5,979

The deferred income tax assets wholly relates to net tax loss carry forwards. The net operating loss carry forwards derived from the Company’s PRC entities, HK entities and U.S. entity.

The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years. As of December 31, 2018, and 2017, the Company had
$1,578
and $2,277, respectively, of deductible tax loss carry forwards that expire through December 31, 2023. The net tax loss of the Hong Kong entities of
$6,465
and $4,455 as of December 31, 2018 and 2017, respectively, available for offset against future profits may be carried forward indefinitely. Management believes that the Company will not realize these potential tax benefits as the Company’s operations in these PRC and Hong Kong entities will not generate any operating profits in the foreseeable future. As a result, the full amount of the valuation allowance was provided against the potential tax benefits.

As of December 31, 2018, and 2017, the Company’s U.S. entity, SGO, had net tax loss carry-forwards of $609 and $609, respectively, available to reduce future taxable income which will expire in various years through 2033. Management believes that the Company will not realize these potential tax benefits as the Company’s U.S. operations will not generate any operating profits in the foreseeable future. As a result, the full amount of the valuation allowance was provided against the potential tax benefits.